STATED SHARE CAPITAL (Details) R in Millions		12 Months Ended
	Apr. 11, 2018 shares	Dec. 31, 2018 shares	Dec. 31, 2017 ZAR (R) shares	Apr. 25, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
STATED SHARE CAPITAL.
Authorised number of shares				10,000,000,000	2,000,000,000
Number of shares issued	87,145,885	2,266,260,491	2,168,721,220		929,004,342	916,140,000
Shares issued under SGL Share Plan		10,393,386	1,407,060
Raised net capital | R			R 12,932.4
Proceeds from shares issued | R			13,438.5
Transaction costs paid on rights issue shares issued | R			R 506.1
Rights issue			1,195,787,294
Share rights issuance ratio			128.5714%
Capitalization Issue			42,522,524
Capitalisation issuance ratio	0.04		0.02